Tangible Assets And Assets Under Construction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 21, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant And Equipment Pledged As Security	$ 101,145	$ 88,573	$ 121,841
Contractual Capital Commitments	1,456
Borrowing costs capitalised	19,444	5,430
Impairment losses	0	2,569	0
Acquisition of tangible assets	7,585	$ 8,577	$ 9,256
Six Liquid Barges
Disclosure of detailed information about property, plant and equipment [line items]
Contractual Capital Commitments				$ 17,760
Secured Maximum Borrowing Capacity As Percentage Of Contruactual Obligation				75.00%
Construction In Progress	16,696
Borrowing costs capitalised	611
Port Murtinho
Disclosure of detailed information about property, plant and equipment [line items]
Other work performed by entity and capitalised	631
Construction of two new tanks
Disclosure of detailed information about property, plant and equipment [line items]
Payments for property plant and equipment construction	1,285
Three new pushboats
Disclosure of detailed information about property, plant and equipment [line items]
Acquisition of tangible assets	1,551
Construction of Crane
Disclosure of detailed information about property, plant and equipment [line items]
Payments for property plant and equipment construction	$ 723